UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, General Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00 % and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00 % and 0.00%, respectively.1

With the overnight federal funds rate remaining unchanged in a range between 0% and 0.25% during the reporting period, yields of tax-exempt money market instruments stayed at historically low levels. Supply-and-demand factors also continued to contribute to low yields.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Money Market Yields Hovered Near Historical Lows

The reporting period began in the midst of an economic recovery. Although unemployment remained stubbornly high, manufacturing activity rebounded, helping to bolster confidence among consumers, businesses and investors.

Still, the economic rebound so far has remained milder than most previous recoveries, and inflationary pressures have been negligible. Indeed, new developments during the reporting period, including turmoil in European debt markets and inflation fears in China, added to ongoing global economic concerns. In light of these challenges and their potentially dampening influence on the U.S. economy, the Federal Reserve Board (the “Fed”) retained its aggressively accommodative monetary policy.

In the municipal securities market, the supply of variable-rate demand notes and tender option bonds remained relatively low, due mainly to tighter lending restrictions and credit-rating downgrades. Instead, issuers turned to longer-term bonds for their financing needs, including taxable securities through the federally subsidized Build America Bonds program. Meanwhile, demand for tax-exempt money market instruments remained robust from both individual and institutional investors, putting additional downward pressure on already low tax-exempt money market yields.

Finally, most states and municipalities have continued to face fiscal challenges stemming from lower-than-projected tax receipts and greater demand for services.The resulting credit deterioration further limited the supply of instruments meeting our investment criteria.

In-House Research Supported Credit Quality

We proceeded cautiously in this challenging environment.The in-depth, independent research conducted by our credit analysts into the fiscal health of the issuers we consider led us to focus on direct, high-quality municipal obligations during the reporting period. We favored instru-

ments backed by pledged tax appropriations or revenues from facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid.

With interest rates remaining near historical lows, municipal money market funds generally have maintained short weighted average maturities compared to historical norms.The fund was no exception, as we set its weighted average maturity in a range that was roughly in line with industry averages. In addition, we prepared the fund for new government regulations that took effect during the reporting period, including a reduction in the fund’s maximum weighted average maturity from 90 days to 60 days.

Safety and Liquidity Remain Paramount

The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity.

However, we expect the supply of newly issued tax-exempt money market instruments to trend higher in the months ahead, which could support higher yields.We also are mindful that, when the Fed eventually begins to raise the federal funds rate, a relatively defensive maturity-management strategy may enable the fund to capture higher yields more quickly as they become available.

June 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010
	Class A	Class B
Expenses paid per $1,000†	$ 1.80	$ 1.80
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010
	Class A	Class B
Expenses paid per $1,000†	$ 1.82	$ 1.82
Ending value (after expenses)	$1,023.14	$1,023.14

† Expenses are equal to the fund’s annualized expense ratio of .36% for Class A and .36% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.8%
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority, Revenue (Spanish
Fort Town Center)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.38	6/7/10	12,500,000	[a,b]	12,500,000
Colorado—6.1%
Colorado,
Revenue, TRAN (Education
Loan Program)	1.50	8/12/10	18,000,000		18,043,179
Colorado Housing Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.30	6/7/10	12,500,000	[a]	12,500,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.33	6/7/10	13,000,000	[a]	13,000,000
Delaware—.6%
Delaware Economic Development
Authority, IDR (V&S
Galvanizing LLC Project)
(LOC; Key Bank)	0.60	6/7/10	4,175,000	[a]	4,175,000
District of Columbia—3.2%
District of Columbia,
Revenue, CP (National
Academy of Science)	0.38	7/9/10	10,000,000		10,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.55	6/7/10	5,000,000	[a]	5,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (LOC; Wachovia Bank)	0.34	6/7/10	7,800,000	[a]	7,800,000
Florida—6.9%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing)
(Liquidity Facility; FHLMC
and LOC; FHLMC)	0.34	6/7/10	10,000,000	[a,b]	10,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/10	8,000,000		8,000,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	10,000,000		10,063,095
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.32	6/7/10	10,875,000	[a]	10,875,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.35	6/1/10	10,000,000		10,000,000
Georgia—10.2%
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia
Credit Locale)	0.45	6/7/10	15,000,000	[a]	15,000,000
Cobb County,
GO Notes, TAN	1.50	12/30/10	14,500,000		14,601,511
Fulton County Development
Authority, Revenue (Children’s
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.26	6/7/10	28,695,000	[a]	28,695,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.34	6/7/10	15,000,000	[a,b]	15,000,000
Illinois—2.9%
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.34	6/7/10	20,505,000	[a]	20,505,000
Indiana—3.3%
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.25	6/7/10	8,700,000	[a]	8,700,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana (continued)
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank NA)	0.30	6/7/10	15,000,000	[a,b]	15,000,000
Iowa—.7%
Guttenberg,
HR, BAN (Guttenberg Municipal
Hospital Project)	1.50	12/1/10	5,000,000		5,012,435
Kansas—.7%
Atchison,
Industrial Revenue
(StressCrete, Inc.) (LOC; Key Bank)	0.60	6/7/10	5,115,000	[a]	5,115,000
Kentucky—.4%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.25	1/1/11	3,000,000		3,009,587
Louisiana—1.6%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.43	6/7/10	10,000,000	[a]	10,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; Bank One)	0.60	6/7/10	1,300,000	[a]	1,300,000
Maryland—3.4%
Chestertown,
EDR, Refunding (Washington
College Project) (LOC; RBS
Citizens NA)	0.46	6/7/10	3,600,000	[a]	3,600,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	0.39	6/7/10	3,380,000	[a]	3,380,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP
(Johns Hopkins Health
System) (Liquidity Facility;
Bank of America)	0.33	6/10/10	12,595,000		12,595,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP
(Johns Hopkins Health
System) (Liquidity Facility;
Bank of America)	0.35	7/1/10	1,450,000		1,450,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	0.39	6/7/10	3,040,000	[a]	3,040,000
Massachusetts—.7%
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	1.15	6/1/10	5,000,000	[a]	5,000,000
Michigan—9.4%
Michigan,
GO Notes	2.00	9/30/10	10,000,000		10,048,523
Michigan Hospital Finance
Authority, Revenue
(Healthcare Equipment
Loan Program) (LOC;
Standard Federal Bank)	0.29	6/7/10	7,395,000	[a]	7,395,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.28	6/11/10	14,705,000		14,705,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.35	6/7/10	15,900,000	[a]	15,900,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.48	6/7/10	9,235,000	[a]	9,235,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine Inc.
Project) (LOC; Comerica Bank)	0.48	6/7/10	10,000,000	[a]	10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—2.9%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.29	6/7/10	13,685,000	[a]	13,685,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.49	6/10/10	7,000,000		7,000,000
Mississippi—1.4%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Petal Gas Storage,
LLC Project) (LOC; Deutsche
Bank AG)	0.26	6/7/10	10,000,000	[a]	10,000,000
Montana—.8%
Carbon County,
RAN (Memorial Hospital
Association Project)	1.25	3/1/11	6,000,000		6,022,403
New Hampshire—1.0%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.48	6/7/10	7,000,000	[a]	7,000,000
New Jersey—4.6%
East Brunswick Township,
GO Notes, BAN	2.50	4/27/11	7,500,000		7,630,124
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Dexia Credit Locale)	0.30	6/7/10	25,000,000	[a]	25,000,000
New York—9.6%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: JPMorgan Chase
Bank and Landesbank
Baden-Wurttemberg)	0.33	6/7/10	20,000,000	[a]	20,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	6,000,000		6,056,278
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	6/7/10	15,000,000	[a]	15,000,000
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	1.15	6/1/10	5,000,000	[a]	5,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.31	6/1/10	12,860,000	[a]	12,860,000
Port Authority of New York and
New Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.39	6/9/10	10,000,000		10,000,000
North Carolina—1.6%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.28	6/7/10	4,785,000	[a,b]	4,785,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.35	6/7/10	3,800,000	[a]	3,800,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	0.44	6/7/10	2,920,000	[a]	2,920,000
Ohio—1.3%
Akron,
Street Improvement Special
Assessment Notes	3.50	10/1/10	1,000,000		1,002,440

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Montgomery County,
Revenue, CP (Miami
Valley Hospital)	0.50	7/14/10	8,000,000		8,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	0.57	6/7/10	495,000	[a]	495,000
Pennsylvania—5.6%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	1.15	6/1/10	6,000,000	[a]	6,000,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wachovia Bank)	0.32	6/7/10	15,000,000	[a]	15,000,000
Emmaus General Authority,
Local Government Revenue
(Bond Pool Program)
(LOC; U.S. Bank NA)	0.31	6/7/10	8,000,000	[a]	8,000,000
Montgomery County Industrial
Development Authority, Revenue
(Waverly Heights Limited
Project) (LOC; M&T Bank)	0.30	6/7/10	5,000,000	[a]	5,000,000
Philadelphia,
GO Notes, TRAN	2.50	6/30/10	6,000,000		6,008,443
South Carolina—1.4%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue, Refunding
(The Episcopal Church Home)
(Liquidity Facility;
Wachovia Bank)	0.27	6/7/10	10,000,000	[a]	10,000,000
Tennessee—3.0%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	1.75	6/7/10	105,000	[a]	105,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility Districts
Interim Loan Program)	1.25	3/1/11	2,000,000		2,008,225
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; U.S. Bank NA)	0.26	6/7/10	19,000,000	[a]	19,000,000
Texas—5.7%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC
and LOC; FHLMC)	0.34	6/7/10	4,195,000	[a,b]	4,195,000
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Bank of America)	0.26	6/1/10	6,000,000	[a]	6,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	0.40	6/7/10	2,900,000	[a]	2,900,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	0.45	6/17/10	5,000,000		5,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue (Franciscan
Services Corporation Obligated
Group)) (Liquidity Facility;
Bank of America and
LOC; Bank of America)	0.31	6/7/10	5,000,000	[a,b]	5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
San Antonio,
Electric and Gas System
Revenue, CP (Liquidity
Facility: Bank of America and
State Street Bank and Trust Co.)	0.25	6/10/10	7,500,000		7,500,000
Texas,
TRAN	2.50	8/31/10	5,000,000		5,025,563
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.39	6/7/10	4,915,000	[a]	4,915,000
Utah—1.5%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.28	6/1/10	10,700,000	[a]	10,700,000
Virginia—1.6%
Caroline County Industrial
Development Authority, EDR
(Meadow Event Park) (LOC;
AgFirst Farm Credit Bank)	0.31	6/7/10	11,520,000	[a]	11,520,000
West Virginia—.4%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank)	0.33	6/7/10	2,800,000	[a]	2,800,000
Wisconsin—.4%
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/15/10	3,000,000		3,010,203
Wyoming—3.5%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.32	6/7/10	25,000,000	[a]	25,000,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—1.3%
Puerto Rico Commonwealth,
Public Improvement GO,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.28	6/7/10	9,510,000 [a]	9,510,000

Total Investments (cost $710,697,009)			99.5%	710,697,009
Cash and Receivables (Net)			.5%	3,311,734
Net Assets			100.0%	714,008,743

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities amounted to $66,480,000 or 9.3% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	93.0
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	1.1
Not Rated[d]		Not Rated[d]		Not Rated[d]	5.9
					100.0

†	Based on total investments.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	710,697,009	710,697,009
Cash		3,232,193
Interest receivable		888,057
Prepaid expenses and other assets		56,668
		714,873,927
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		249,086
Payable for shares of Common Stock redeemed		550,291
Accrued expenses		65,807
		865,184
Net Assets ($)		714,008,743
Composition of Net Assets ($):
Paid-in capital		714,001,914
Accumulated net realized gain (loss) on investments		6,829
Net Assets ($)		714,008,743

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	91,991,460	622,017,283
Shares Outstanding	92,029,394	622,256,580
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	1,388,169
Expenses:
Management fee—Note 2(a)	1,940,787
Shareholder servicing costs—Note 2(c)	1,043,656
Distribution and prospectus fees—Note 2(b)	675,131
Registration fees	45,885
Custodian fees—Note 2(c)	37,001
Professional fees	35,848
Directors’ fees and expenses—Note 2(d)	20,568
Prospectus and shareholders’ reports	5,399
Miscellaneous	20,763
Total Expenses	3,825,038
Less—reduction in expenses due to undertaking—Note 2(a)	(2,436,938)
Less—reduction in fees due to earnings credits—Note 1(b)	(64)
Net Expenses	1,388,036
Investment Income—Net, representing net
increase in net assets resulting from operations	133

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Operations ($):
Investment income—net	133	1,095,914
Net realized gain (loss) on investments	—	9,500
Net Increase (Decrease) in Net Assets
Resulting from Operations	133	1,105,414
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(13)	(527,957)
Class B Shares	(120)	(567,957)
Total Dividends	(133)	(1,095,914)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	111,942,885	265,987,226
Class B Shares	670,742,229	1,484,931,972
Dividends reinvested:
Class A Shares	13	517,744
Class B Shares	120	564,216
Cost of shares redeemed:
Class A Shares	(158,413,586)	(279,684,799)
Class B Shares	(710,454,987)	(1,597,706,702)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(86,183,326)	(125,390,343)
Total Increase (Decrease) in Net Assets	(86,183,326)	(125,380,843)
Net Assets ($):
Beginning of Period	800,192,069	925,572,912
End of Period	714,008,743	800,192,069

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2010		Year Ended November 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.004	.022	.031	.028	.017
Distributions:
Dividends from
investment income—net	(.000)[a]	(.004)	(.022)	(.031)	(.028)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.37	2.22	3.13	2.87	1.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.62	.59	.62	.60	.61
Ratio of net expenses
to average net assets	.36[c]	.59	.58	.62[d]	.59	.61
Ratio of net investment income
to average net assets	.00[b,c]	.37	2.12	3.09	2.82	1.70
Net Assets, end of period
($ x 1,000)	91,991 138,454		151,633	100,344	123,871	136,209

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
	May 31, 2010		Year Ended November 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.018	.027	.024	.014
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.018)	(.027)	(.024)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.07	1.80	2.76	2.47	1.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[c]	1.08	1.05	1.05	1.04	1.05
Ratio of net expenses
to average net assets	.36[c]	.90	.99	1.00	1.00	.99
Ratio of net investment income
to average net assets	.00[b,c]	.08	1.77	2.72	2.44	1.39
Net Assets, end of period
($ x 1,000)	622,017 661,738		773,940	792,283	638,154	667,757

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is a separate diversified series of General Municipal Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund’s investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2010, sub-accounting service fees amounted to $167,483 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	710,697,009
Level 3—Significant Unobservable Inputs	—
Total	710,697,009
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2010, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitations may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking amounted to $129,227 for Class A and $2,307,711 for Class B shares during the period ended May 31, 2010.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2010, Class B shares were charged $675,131, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2010, Class A shares were charged $19,431 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2010, Class B shares were charged $837,419 pursuant to the Class B Shareholder Services Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $11,382 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $1,043 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $64.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $37,001 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $309,707, Rule 12b-1 distribution plan fees $107,557, shareholder services plan fees $161,335, custodian fees $27,223, chief compliance officer fees $3,656 and transfer agency per account fees $5,808, which are offset against an expense reimbursement currently in effect in the amount of $366,200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Director and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amouting to $440,955,000 and $137,195,000, respectively.

The Fund 31

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6